Leases - Sublease Income Maturity (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Leases [Abstract]
2022	$ 203
2023	270
2024	270
2025	270
2026	211
Thereafter	237
Total lease payments receivable	$ 1,461